Note 9 - Segment Information (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	6 months 2016	6 months 2015
Segment operating loss	388	(839)
Interest income, net	2,891	(1,344)
Foreign Currency exchange (losses) gains, net	671	303
Other income, net	-	(3)
Income tax (expense) credit net	(91)	(69)
Consolidated net loss net	3,859	(1,953)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS Corporate	FDA	Total consolidated
6 months 2016
Sales of Goods (incl. consumables)	4,536	6,725	-	-	11,261
Sales of RPPs & Leases,	1,811	766	-	-	2,578
Sales of Spare Parts & Services	328	2,750	-	-	3,078
Total Net Sales	6,676	10,241	-	-	16,917
Other Revenues	6	2	-	-	8
Total Revenues	6,682	10,243	-	-	16,925
Gross Profit	4,081	3,672	-	-	7,753
Research & Development	(1,048)	(653)	-	-	(1,701)
SG&A + Depreciation	(1,979)	(2,996)	(689)	-	(5,664)
Operating income (loss)	1,054	23	(689)	-	388
	HIFU Division	UDS Division	EDAP TMS Corporate	FDA	Total consolidated
6 months 2015
Sales of Goods (incl. consumables)	2,318	6,785	-	-	9,103
Sales of RPPs & Leases,	1,297	822	-	-	2,119
Sales of Spare Parts & Services	333	2,497	-	-	2,830
Total Net Sales	3,948	10,104	-	-	14,052
Other Revenues	2	-	-	-	2
Total Revenues	3,950	10,104	-	-	14,054
Gross Profit	2,158	3,753	-	-	5,911
Research & Development	(745)	(455)	-	(312)	(1,512)
SG&A + Depreciation	(1,504)	(3,014)	(721)	-	(5,238)
Operating income (loss)	(91)	284	(721)	(312)	(839)